ACCOUNTS RECEIVABLE, NET (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Credit Loss [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLE
	June 30,	December 31,
	2025	2024
Accounts receivable	$2,140,010	1,428,805
Less: allowance for credit losses	(1,455,871)	(1,428,805)
Accounts receivable, net	$684,139	-

	December 31,	December 31,
	2024	2023
Accounts receivable	$1,428,805	3,281,974
Less: allowance for credit losses	(1,428,805)	(407,480)
Accounts receivable, net	$-	2,874,494

SCHEDULE OF ALLOWANCE FOR ACCOUNTS RECEIVABLE

The movement of the allowance for credit losses was as follows:

	June 30,	December 31,
	2025	2024
Balance as of the beginning of period	$1,428,805	407,480
Additions charged to bad debt expense	-	1,428,805
Effect of disposal subsidiaries	-	(407,480)
Translation adjustments	27,066	-
Balance as of the end of period	$1,455,871	1,428,805

The movement of the allowance for credit losses was as follows:

	December 31,	December 31,
	2024	2023
Balance as of the beginning of year	$407,480	400,262
Additions charged to bad debt expense	1,428,805	29,287
Effect of disposal subsidiaries	(407,480)	-
Translation adjustments	-	(22,069)
Balance as of the end of year	$1,428,805	407,480